Net Income per Share - Earnings Attributable to Common Shareholders and Weighted Average Common Shares Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings available to common shareholders:
Consolidated net income									$ 17,876	$ 9,241	$ 5,834
Less Net income attributable to noncontrolling interest									(4,934)	(2,087)	(709)
Net income attributable to Forestar Group Inc.	$ 10,032	$ (703)	$ 811	$ 2,802	$ (22,880)	$ 36,428	$ (3,921)	$ (2,473)	$ 12,942	$ 7,154	$ 5,125
Weighted average common shares outstanding - basic									35,214	35,413	35,893
Dilutive effect of stock options, restricted stock and equity-settled awards									268	368	484
Weighted average common shares outstanding - diluted									35,482	35,781	36,377
Anti-dilutive awards excluded from diluted weighted average shares outstanding									2,713	2,008	1,574